Recent Accounting Guidance	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Recent Accounting Guidance
(2)	RECENT ACCOUNTING GUIDANCE

Recently Adopted Accounting Guidance

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and should be applied on a retrospective basis. Further clarifying this standard, as discussed at the June 18, 2015 Emerging Issues Task Force (“EITF”) meeting, the Securities and Exchange Commission (“SEC”) stated that the SEC staff would not object to an entity deferring and presenting costs related to revolving debt arrangements as an asset. We elected to early adopt this standard during the current period, resulting in impacts to the balance sheets at June 30, 2015 and December 31, 2014 of decreases to total assets and total liabilities of $75.0 million and $82.1 million, respectively.

Accounting Guidance Issued But Not Yet Adopted

In February 2015, the FASB issued ASU 2015-02 (Accounting Standard Codification 810), “Consolidation”, which sets forth guidance on accounting for consolidation of certain legal entities. This ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Although early adoption is permitted, we are still in the process of assessing the impact the adoption of this ASU will have on our financial position, results of operations and cash flows.

In May 2014, the FASB issued ASU 2014-09 (Accounting Standard Codification 606), “Revenue from Contracts with Customers”, which sets forth the guidance that an entity should use related to revenue recognition. This ASU was originally effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is not permitted. In July 2015 the FASB delayed the effective date of the new revenue accounting standard to fiscal years beginning after December 15, 2017. Companies will be allowed to early adopt the guidance as of the original effective date. We are in the process of assessing the impact the adoption of this ASU will have on our financial position, results of operations and cash flows.

(4)	RECENT ACCOUNTING GUIDANCE

Recently Adopted Accounting Guidance

In April 2015, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and should be applied on a retrospective basis. Further clarifying this standard, as discussed at the June 18, 2015 Emerging Issues Task Force (“EITF”) meeting, the Securities and Exchange Commission (“SEC”) stated that the SEC staff would not object to an entity deferring and presenting costs related to revolving debt arrangements as an asset. We elected to early adopt this standard during the second quarter ended June 30, 2015, resulting in impacts to the balance sheets at December 31, 2014 and 2013 of decreases to total assets and total liabilities of $82.1 million and $98.8 million, respectively.

In April 2014, the FASB issued ASU 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”, which amended the guidance for reporting discontinued operations and disposals of components of an entity. The amended guidance requires that a disposal representing a strategic shift that has (or will have) a major effect on an entity’s financial results or a business activity classified as held for sale should be reported as discontinued operations. The amendments also expand the disclosure requirements for discontinued operations and add new disclosures for individually significant dispositions that do not qualify as discontinued operations. The amendments are effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2014 and early adoption is permitted. We have adopted this guidance as of December 31, 2014.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” issuing changes to the reporting of amounts reclassified out of accumulated other comprehensive income. These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. We have included the additional disclosures requirements within Note 26.

Accounting Guidance Issued But Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09 (Accounting Standard Codification 606), “Revenue from Contracts with Customers”, which sets forth the guidance that an entity should use related to revenue recognition. This ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is not permitted. We are in the process of assessing the impact the adoption of this ASU will have on our financial position, results of operations and cash flows.